Commitments, contingencies and guarantees - Commitments Outstanding (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015
Commitments to extend credit [Member]
Commitments [Line Items]
Commitments outstanding		¥ 782,525	¥ 421,526
Commitments to invest [Member]
Commitments [Line Items]
Commitments outstanding	[1]	¥ 136,204	¥ 20,710

[1]	Commitments to invest as of March 31, 2016 primarily includes Nomura's commitment to purchase a non-controlling interest in American Century Companies, Inc. Nomura has subsequently completed the purchase on May 19, 2016.